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(the “Funds”)

Supplement to Prospectus and Statement of Additional Information (“SAI”)

dated February 1, 2025

as may be supplemented and/or revised from time to time

1.	The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Calvert Focused Value Fund” in the Funds’ Prospectus:

Portfolio Managers

Bradley T. Galko, CFA, Managing Director of Morgan Stanley and Vice President of CRM, has managed the Fund since its inception in April 2022.

Jason Kritzer, CFA, Managing Director of Morgan Stanley and Vice President of CRM, has managed the Fund since October 16, 2025.

2.	The following replaces the third paragraph under “Focused Value Fund.” under “Management and Organization” in the Funds’ Prospectus:

Bradley T. Galko, CFA and Jason Kritzer, CFA are portfolio managers of the Fund. Mr. Galko has served as portfolio manager of the Fund since its inception in April 2022 and Mr. Kritzer has served as portfolio manager of the Fund since October 16, 2025. Messrs. Galko and Kritzer are Managing Directors of Morgan Stanley and Vice Presidents of CRM and have been employees of the Morgan Stanley organization for more than five years. They each currently manage other funds.

3.	The following replaces Aaron S. Dunn in the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services” in the Funds’ SAI:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Jason Kritzer(6)
Registered Investment Companies(3)	1	$835.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

(3)     Includes the Fund.

(6)     As of August 31, 2025.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Focused Value Fund
Jason Kritzer	$0(1)	$0

(1)     As of August 31, 2025.

October 16, 2025	48653-00 10.16.25